                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-04919
                 ----------------------------------------------

                                UBS Series Trust
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Amy R. Doberman
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401


        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end:  December 31

Date of reporting period:  December 31, 2003

Item 1.  Reports to Stockholders.



 [UBS LOGO]

      UBS Series Trust
      Tactical Allocation Portfolio
      Annual Report
      December 31, 2003

UBS Series Trust  --  Tactical Allocation Portfolio

February 13, 2004

DEAR CONTRACT OWNER,

We present you with the annual report for UBS Series
Trust -- Tactical Allocation Portfolio for the fiscal year ended December 31, 2003.

PERFORMANCE

The equity markets generated strong results over the fiscal year, with the S&P 500 Index gaining 28.68% over the 12 months ended December 31, 2003. Over the same period, the Portfolio's Class H shares returned 27.62%.
(For returns over various time periods, please refer to 'Performance At A Glance' on page 5.

AN INTERVIEW WITH PORTFOLIO MANAGER FRANK A. VALLARIO

Q. CAN YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE REPORTING PERIOD?

A. The pace of economic growth varied widely over the fiscal year, but it clearly indicated that the long-awaited sustainable economic expansion had arrived. At the start of the period, the Gross Domestic Product (GDP) number was a tepid 1.4%. However, the combined effects of significantly higher military spending, an increase in exports and a stronger manufacturing sector fueled an uptick in economic growth that led to a second-quarter 2003 GDP figure of 3.3%.

   This was followed by a third-quarter 2003 GDP figure of 8.2% -- far higher than anticipated, and the sharpest recorded advance since 1984. Consumer and business spending provided significant impetus behind this figure, as consumer spending rose 6.4% -- its highest rate since 1988 -- while business spending surged to 14.0%. The preliminary estimate for fourth quarter GDP was 4.0%, which represented a solid gain. However, while the consensus was that this figure would be more muted than that of the third quarter, it was, nonetheless, lower than expectations.

UBS SERIES TRUST  -- TACTICAL ALLOCATION PORTFOLIO

INVESTMENT GOAL:

Total return, consisting of long-term capital appreciation and current income.

PORTFOLIO MANAGERS:

Portfolio Management Team, including Frank A. Vallario
UBS Global Asset Management (US) Inc.

COMMENCEMENT:

Class H --
September 28, 1998
Class I --
January 5, 1999

DIVIDEND PAYMENTS:

Annually

UBS Series Trust  --  Tactical Allocation Portfolio

Q. WHAT ACTIONS DID THE FEDERAL RESERVE BOARD (THE 'FED') TAKE DURING THE
   PERIOD?

A. After cutting interest rates in November 2002, the Fed held the federal funds rate at 1.25% for the first six months of 2003, choosing instead to maintain a 'heightened surveillance' of the economy in light of the conflict with Iraq. Following the end of major fighting in Iraq and absent an immediate lift in the economy, the Fed began alluding to a future rate cut, citing the fact that it viewed economic weakness to be a greater risk than inflation. The move occurred during the Fed's June 25, 2003 Federal Open Market Committee meeting, when the federal funds rate was lowered by a quarter of a percentage point to 1.0% -- its lowest level since 1958.

   Since that time, the Fed has remained on hold. At its December 9, 2003 meeting, the Fed rationalized its position, noting 'an accommodative stance on monetary policy, coupled with robust underlying growth in productivity, is providing important ongoing support to economic activity.' It went on to state that with little inflation, interest rates could remain low for a considerable period.

Q. STOCK PRICES ROSE FOR MOST OF THE REPORTING PERIOD. WHAT WERE SOME OF THE TRENDS DRIVING THE EQUITY MARKETS?

A. Leading up to the onset of the war in Iraq, the equity markets were weak as uncertainty regarding the conflict, coupled with the anemic economy, caused investors to shun stocks in favor of bonds. As the war progressed and major conflict ended, investors grew to believe that a sustained economic recovery and an improvement in corporate profits were possible. This triggered a strong stock market rally that continued throughout much of the remainder of the reporting period.

   While the market's rally was extremely broad-based, more speculative, risky stocks generated the strongest results. In particular, small-cap securities and technology stocks outperformed the overall market.

Q. HOW WAS THE PORTFOLIO ALLOCATED DURING THE FISCAL YEAR?

A. We maintained a 100% allocation to equities throughout the reporting period. This caused the Portfolio to decline along with the market early in the period, but enabled it to participate in the strong equity rally that took place throughout the majority of the period.

UBS Series Trust  --  Tactical Allocation Portfolio


Q. WHAT IS YOUR OUTLOOK FOR THE MARKET?

A. The economy seems to have turned the corner, as evidenced by the fact that the growth rate in the third quarter of 2003 was the strongest posted in nearly 20 years. While we feel the economy's current rate of growth is unsustainable, we believe that the stimulants are in place to, at a minimum, maintain growth at a steady pace. Having said that, we are closely monitoring the employment picture. Following a prolonged period of weakness, the job market is finally showing signs of life. Should the economy continue to expand and job growth continue to accelerate, it's likely that the Fed will eventually need to raise short-term interest rates to ward off an increase in inflation.

   In terms of the US stock market, it has clearly recovered from the low it posted in October 2002. In hindsight, the domination of fear over investor psychology in 2002 and early 2003 produced a plunge that created opportunities for long-term equity investors. We believe that if investor psychology continues to improve, along with sustainable economic growth, equities will continue to reward long-term investors.

-----------------------------------------------------------------
  CHANGES TO TACTICAL ALLOCATION PORTFOLIO

  At UBS Global Asset Management, we continually review our investment capabilities and processes as we strive to provide our clients with competitive risk-adjusted returns throughout market cycles. We recognize that markets and the factors influencing them are constantly changing, and that it is necessary to adapt to these changes.

  To this end, following approval by the Portfolio's Board of Trustees, a Supplement to the UBS Series Trust Tactical Allocation Portfolio (the 'Portfolio') Prospectus was filed indicating forthcoming changes to the principal investment strategies of the Portfolio. These changes will result in more active management of the Portfolio's asset allocation process, as well as investment in additional asset classes.

  In addition to these investment strategy changes, there has been a change in the portfolio management of the Portfolio. A team of portfolio managers now manages the Portfolio, which is more in line with UBS Global Asset
  Management's team approach to investment management.

  We believe that these changes, which should take effect on or about May 1, 2004, are in the best interests of the
  Portfolio and its contract owners.
-----------------------------------------------------------------

UBS Series Trust  --  Tactical Allocation Portfolio

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For more information on UBS funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,


/s/ JOSEPH A. VARNAS

JOSEPH A. VARNAS
President
UBS Series Trust -- Tactical Allocation Portfolio
Managing Director
UBS Global Asset Management (US) Inc.



/s/ FRANK A. VALLARIO

FRANK A. VALLARIO
Portfolio Manager
UBS Series Trust -- Tactical Allocation Portfolio
Executive Director
UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Portfolio performed during the fiscal year ended December 31, 2003, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Portfolio. We encourage you to consult your financial advisor regarding your personal investment program.

*Mutual funds are sold by prospectus only. The prospectus contains more complete information regarding risks, charges and expenses, and should be read carefully before investing.

UBS Series Trust  --  Tactical Allocation Portfolio

PERFORMANCE AT A GLANCE

Comparison of the change in value of a $10,000 investment in UBS Series Trust -- Tactical Allocation Portfolio (Class H) and the S&P 500 Index, from September 28, 1998 (inception of the Fund's Class H shares) through December 31, 2003.

                             [PERFORMANCE GRAPH]

The performance of Class H shares will vary from the performance of Class I shares due to different fees. It is important to note that the Portfolio is a professionally managed mutual fund, while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12/31/03

                                                                                Since
                                  6 Months   1 Year    3 Years     5 Years  Inception+
----------------------------------------------------------------------------------------
Class H                            14.62%    27.62%     - 4.74%       0.08%        4.43%
.........................................................................................
Class I                            14.55     27.37      - 4.97         N/A       - 0.10
.........................................................................................
S&P 500 Index                      15.14     28.68      - 4.05      - 0.57         2.58
----------------------------------------------------------------------------------------

+ Since inception returns for the Portfolio are calculated as of the commencement of issuance on September 28, 1998 for Class H shares and January 5, 1999 for Class I shares. Since inception return for the S&P 500 Index is calculated as of September 28, 1998, which is the inception date of the oldest share Class (Class H).

The investment return and the principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns for periods of less than one year are not annualized. Past performance is no guarantee of future performance. Figures assume reinvestment of all dividends and capital gains distributions, if any, at net asset value on the ex-dividend dates. Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity contracts.

UBS Series Trust  --  Tactical Allocation Portfolio


PORTFOLIO STATISTICS

CHARACTERISTICS*          12/31/03                      6/30/03                       12/31/02
----------------------------------------------------------------------------------------------
Equities                    100.2%                        100.0%                        100.0%
...............................................................................................
Cash Equivalents
and Other Assets
Less Liabilities             (0.2)%                         --                            --
...............................................................................................
Number of Holdings            467                           466                           472
...............................................................................................
Equity Risk
Premium (ERP)**              9.39%                        10.02%                        10.21%
...............................................................................................
Bond Risk
Premium (BRP)**              1.26%                         1.31%                         1.34%
----------------------------------------------------------------------------------------------
TOP 5 SECTORS*            12/31/03                       6/30/03                      12/31/02
----------------------------------------------------------------------------------------------
Financials                   20.7%   Financials            20.4%   Financials            20.6%
...............................................................................................
Information                          Information
Technology                   16.9    Technology            15.2    Health Care           14.9
...............................................................................................
Consumer                                                           Information
Discretionary                13.6    Health Care           14.8    Technology            14.3
...............................................................................................
                                     Consumer                      Consumer
Health Care                  13.3    Discretionary         13.8    Discretionary         13.4
...............................................................................................
Industrials                  11.9    Industrials           11.5    Industrials           11.7
...............................................................................................
TOTAL                        76.4%                         75.7%                         74.9%
----------------------------------------------------------------------------------------------
TOP 10 HOLDINGS*          12/31/03                       6/30/03                      12/31/02
----------------------------------------------------------------------------------------------
General Electric              3.0%   General Electric       3.2%   Microsoft              3.4%
...............................................................................................
Microsoft                     2.9    Microsoft              3.1    General Electric       3.0
................................... ............................................................
ExxonMobil                    2.6    Pfizer                 3.0    ExxonMobil             2.9
...............................................................................................
Pfizer                        2.6    ExxonMobil             2.7    Wal-Mart Stores        2.7
...............................................................................................
Citigroup                     2.4    Wal-Mart Stores        2.6    Pfizer                 2.3
...............................................................................................
Wal-Mart Stores               2.2    Citigroup              2.4    Citigroup              2.2
...............................................................................................
Intel                         2.0    Johnson & Johnson      1.7    Johnson & Johnson      2.0
...............................................................................................
                                     American                      American
American                             International                 International
International Group           1.7    Group                  1.6    Group                  1.9
...............................................................................................
                                     International                 International
Cisco Systems                 1.6    Business Machines      1.6    Business Machines      1.6
...............................................................................................
International
Business Machines             1.6    Merck                  1.5    Merck                  1.6
...............................................................................................
TOTAL                        22.6%                         23.4%                         23.6%
----------------------------------------------------------------------------------------------

* Weightings represent percentages of net assets as of the dates indicated. Portfolio weightings reflect the weightings of the S&P 500 Index and will vary over time. The Portfolio's asset allocation is actively managed according to the Tactical Allocation Model and will vary over time.

** The Tactical Allocation Model is run on the first business day of each month.
   The ERP and BRP percentages in the 12/31/03 column are the numbers that were run on 1/2/04; the ERP and BRP percentages in the 6/30/03 column are the numbers that were run on 7/1/03; the ERP and BRP percentages in the 12/31/02 column are the numbers that were run on 1/2/03.

UBS Series Trust  --  Tactical Allocation Portfolio

Portfolio of Investments  --  December 31, 2003


COMMON STOCKS -- 100.20%

SECURITY DESCRIPTION        SHARES        VALUE
-----------------------------------------------
AEROSPACE & DEFENSE -- 1.83%
Boeing Co.                  6,600      $278,124
................................................
General Dynamics Corp.      1,500       135,585
................................................
Goodrich Corp.              1,000        29,690
................................................
Honeywell International,
 Inc.                       6,800       227,324
................................................
Lockheed Martin Corp.       3,500       179,900
................................................
Northrop Grumman Corp.      1,400       133,840
................................................
Raytheon Co.                3,300        99,132
................................................
Rockwell Collins, Inc.      1,400        42,042
................................................
United Technologies Corp.   3,600       341,172
................................................
                                      1,466,809
-----------------------------------------------
AIR FREIGHT & COURIERS -- 1.02%

FedEx Corp.                 2,400       162,000
................................................
United Parcel Service,
 Inc., Class B              8,800       656,040
................................................
                                        818,040
-----------------------------------------------
AIRLINES -- 0.14%

Delta Air Lines, Inc.       1,200        14,172
................................................
Southwest Airlines Co.      6,100        98,454
................................................
                                        112,626
-----------------------------------------------
AUTO COMPONENTS -- 0.21%

Dana Corp.                  1,300        23,855
................................................
Delphi Corp.                4,800        49,008
................................................
Johnson Controls, Inc.        800        92,896
................................................
                                        165,759
-----------------------------------------------
AUTOMOBILES -- 0.58%

Ford Motor Co.             14,500       232,000
................................................
General Motors Corp.        4,400       234,960
................................................
                                        466,960
-----------------------------------------------
BANKS -- 7.31%

AmSouth Bancorp             2,900        71,050
................................................
Bank of America Corp.(1)   11,600       932,988
................................................
Bank of New York Co., Inc.  6,100       202,032
................................................
Bank One Corp.              8,700       396,633
................................................
BB&T Corp.                  4,300       166,152
................................................
Charter One Financial,
 Inc.                       1,900        65,645
................................................
Comerica, Inc.              1,400        78,484
................................................
Fifth Third Bancorp         4,500       265,950
................................................

SECURITY DESCRIPTION        SHARES        VALUE
-----------------------------------------------
BANKS -- (CONCLUDED)
First Tennessee National
 Corp.                      1,000       $44,100
................................................
FleetBoston Financial
 Corp.                      8,200       357,930
................................................
Golden West Financial
 Corp.                      1,100       113,509
................................................
KeyCorp                     3,400        99,688
................................................
Marshall & Ilsley Corp.     1,800        68,850
................................................
Mellon Financial Corp.      3,500       112,385
................................................
National City Corp.         4,800       162,912
................................................
North Fork Bancorp, Inc.    1,300        52,611
................................................
Northern Trust Corp.        1,800        83,556
................................................
PNC Financial Services
 Group                      2,200       120,406
................................................
Regions Financial Corp.     1,900        70,680
................................................
SouthTrust Corp.            2,600        85,098
................................................
SunTrust Banks, Inc.        2,200       157,300
................................................
Synovus Financial Corp.     2,400        69,408
................................................
U.S. Bancorp, Inc.         15,000       446,700
................................................
Union Planters Corp.        1,600        50,384
................................................
Wachovia Corp.             10,300       479,877
................................................
Washington Mutual, Inc.     6,900       276,828
................................................
Wells Fargo & Co.          13,100       771,459
................................................
Zions Bancorp                 800        49,064
................................................
                                      5,851,679
-----------------------------------------------
BEVERAGES -- 2.62%

Anheuser-Busch Cos., Inc.   6,300       331,884
................................................
Brown-Forman Corp., Class B   500        46,725
................................................
Coca-Cola Co.              19,100       969,325
................................................
Coca-Cola Enterprises,
 Inc.                       3,600        78,732
................................................
Pepsi Bottling Group, Inc.  2,100        50,778
................................................
PepsiCo, Inc.              13,300       620,046
................................................
                                      2,097,490
-----------------------------------------------
BIOTECHNOLOGY -- 1.17%

Amgen, Inc.*               10,000       618,000
................................................
Biogen Idec, Inc.*          2,600        95,628
................................................
Chiron Corp.*               1,500        85,485
................................................
Genzyme Corp.*              1,700        83,878
................................................
Medimmune, Inc.*            2,000        50,800
................................................
                                        933,791
-----------------------------------------------

UBS Series Trust  --  Tactical Allocation Portfolio

Portfolio of Investments  --  December 31, 2003

COMMON STOCKS

SECURITY DESCRIPTION        SHARES        VALUE
-----------------------------------------------
BUILDING PRODUCTS -- 0.20%
American Standard Cos.,
 Inc.*                        600       $60,420
................................................
Masco Corp.                 3,600        98,676
................................................
                                        159,096
-----------------------------------------------
CHEMICALS -- 1.58%

Air Products & Chemicals,
 Inc.                       1,800        95,094
................................................
Dow Chemical Co.            7,200       299,304
................................................
E.I. du Pont de Nemours &
 Co.                        7,900       362,531
................................................
Eastman Chemical Co.          800        31,624
................................................
Ecolab, Inc.                2,100        57,477
................................................
Engelhard Corp.             1,100        32,945
................................................
International Flavors &
 Fragrances, Inc.             800        27,936
................................................
Monsanto Co.                2,100        60,438
................................................
PPG Industries, Inc.        1,400        89,628
................................................
Praxair, Inc.               2,600        99,320
................................................
Rohm & Haas Co.             1,800        76,878
................................................
Sigma-Aldrich Corp.           600        34,308
................................................
                                      1,267,483
-----------------------------------------------
COMMERCIAL SERVICES & SUPPLIES --
 1.89%

Allied Waste Industries,
 Inc.*                      2,500        34,700
................................................
Apollo Group, Inc., Class
 A*                         1,400        95,200
................................................
Automatic Data Processing,
 Inc.                       4,600       182,206
................................................
Avery Dennison Corp.          900        50,418
................................................
Cendant Corp.*              7,900       175,933
................................................
Cintas Corp.                1,400        70,182
................................................
Concord EFS, Inc.*          3,700        54,908
................................................
Convergys Corp.*            1,200        20,952
................................................
Donnelley, R.R. & Sons Co.  1,100        33,165
................................................
Equifax, Inc.               1,100        26,950
................................................
First Data Corp.            5,700       234,213
................................................
Fiserv, Inc.*               1,500        59,265
................................................
H&R Block, Inc.             1,400        77,518
................................................
Monster Worldwide, Inc.*      900        19,764
................................................
Paychex, Inc.               2,900       107,880
................................................

SECURITY DESCRIPTION        SHARES        VALUE
-----------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- (CONCLUDED)
Pitney Bowes, Inc.          1,900       $77,178
................................................
Robert Half International,
 Inc.*                      1,400        32,676
................................................
Sabre Holdings Corp.        1,200        25,908
................................................
Waste Management, Inc.      4,500       133,200
................................................
                                      1,512,216
-----------------------------------------------
COMMUNICATIONS EQUIPMENT -- 2.91%

ADC Telecommunications,
 Inc.*                      6,800        20,196
................................................
Andrew Corp.*               1,300        14,963
................................................
Avaya, Inc.*                3,200        41,408
................................................
CIENA Corp.*                3,900        25,896
................................................
Cisco Systems, Inc.*       53,800     1,306,802
................................................
Comverse Technology, Inc.*  1,500        26,385
................................................
Corning, Inc.*             10,300       107,429
................................................
JDS Uniphase Corp.*        11,400        41,610
................................................
Lucent Technologies, Inc.* 32,800        93,152
................................................
Motorola, Inc.             18,200       256,074
................................................
Qualcomm, Inc.              6,200       334,366
................................................
Scientific-Atlanta, Inc.    1,200        32,760
................................................
Tellabs, Inc.*              3,500        29,505
................................................
                                      2,330,546
-----------------------------------------------
COMPUTERS & PERIPHERALS -- 3.82%

Apple Computer, Inc.*        2,900       61,973
................................................
Dell, Inc*                  19,900      675,804
................................................
EMC Corp.*                  18,700      241,604
................................................
Gateway, Inc.*               2,800       12,880
................................................
Hewlett-Packard Co.         23,800      546,686
................................................
International Business
 Machines Corp.             13,400    1,241,912
................................................
Lexmark International,
 Inc.*                       1,000       78,640
................................................
NCR Corp.*                     800       31,040
................................................
Network Appliance, Inc.*     2,700       55,431
................................................
Sun Microsystems, Inc.*     25,800      115,842
................................................
                                      3,061,812
-----------------------------------------------
CONSTRUCTION & ENGINEERING -- 0.03%

Fluor Corp.                    700       27,748
-----------------------------------------------

UBS Series Trust  --  Tactical Allocation Portfolio

Portfolio of Investments  --  December 31, 2003

COMMON STOCKS

SECURITY DESCRIPTION        SHARES        VALUE
-----------------------------------------------
CONSTRUCTION MATERIALS -- 0.05%
Vulcan Materials Co.          900       $42,813
-----------------------------------------------
CONTAINERS & PACKAGING -- 0.17%

Ball Corp.                    500        29,785
................................................
Pactiv Corp.*               1,400        33,460
................................................
Sealed Air Corp.*             700        37,898
................................................
Temple-Inland, Inc.           500        31,335
................................................
                                        132,478
-----------------------------------------------
DIVERSIFIED FINANCIALS -- 8.30%

American Express Co.       10,000       482,300
................................................
Bear Stearns Cos., Inc.       800        63,960
................................................
Capital One Financial
 Corp.                      1,800       110,322
................................................
Charles Schwab Corp.       10,700       126,688
................................................
Citigroup, Inc.            40,100     1,946,454
................................................
Countrywide Financial
 Corp.                      1,502       113,902
................................................
Federal Home Loan Mortgage
 Corp.                      5,400       314,928
................................................
Federal National Mortgage
 Association                7,600       570,456
................................................
Franklin Resources, Inc.    2,000       104,120
................................................
Goldman Sachs Group, Inc.   3,700       365,301
................................................
J.P. Morgan Chase & Co.    15,900       584,007
................................................
Janus Capital Group, Inc.   2,100        34,461
................................................
Lehman Brothers Holdings,
 Inc.                       2,100       162,162
................................................
MBNA Corp.                 10,000       248,500
................................................
Merrill Lynch & Co., Inc.   7,400       434,010
................................................
Moody's Corp.               1,200        72,660
................................................
Morgan Stanley & Co.        8,500       491,895
................................................
Principal Financial Group,
 Inc.                       2,500        82,675
................................................
Providian Financial Corp.*  2,300        26,772
................................................
SLM Corp.                   3,500       131,880
................................................
State Street Corp.          2,600       135,408
................................................
T. Rowe Price Group, Inc.   1,000        47,410
................................................
                                      6,650,271
-----------------------------------------------
DIVERSIFIED TELECOMMUNICATION
 SERVICES -- 2.90%

ALLTEL Corp.                2,500       116,450
................................................
AT&T Corp.                  6,200       125,860
................................................
BellSouth Corp.             14,400      407,520
................................................
CenturyTel, Inc.            1,200        39,144
................................................

SECURITY DESCRIPTION        SHARES        VALUE
-----------------------------------------------
DIVERSIFIED TELECOMMUNICATION
 SERVICES -- (CONCLUDED)
Citizens Communications
 Co.*                       2,300       $28,566
................................................
Qwest Communications
 International, Inc.*      14,100        60,912
................................................
SBC Communications, Inc.   25,900       675,213
................................................
Sprint Corp.                7,000       114,940
................................................
Verizon Communications     21,500       754,220
................................................
                                      2,322,825
-----------------------------------------------
ELECTRIC UTILITIES -- 2.16%
Ameren Corp.                1,400        64,400
................................................
American Electric Power
 Co., Inc.                  3,300       100,683
................................................
Cinergy Corp.               1,500        58,215
................................................
Consolidated Edison, Inc.   1,800        77,418
................................................
Constellation Energy
 Group, Inc.                1,300        50,908
................................................
Dominion Resources, Inc.    2,500       159,575
................................................
DTE Energy Co.              1,500        59,100
................................................
Edison International, Inc.  2,600        57,018
................................................
Entergy Corp.               1,800       102,834
................................................
Exelon Corp.                2,500       165,900
................................................
FirstEnergy Corp.           2,600        91,520
................................................
FPL Group, Inc.             1,500        98,130
................................................
PG&E Corp.*                 3,300        91,641
................................................
PPL Corp.                   1,400        61,250
................................................
Progress Energy, Inc.(2)*   2,500        90,520
................................................
Public Service Enterprise
 Group, Inc.                1,900        83,220
................................................
Southern Co.                5,700       172,425
................................................
TECO Energy, Inc.           1,800        25,938
................................................
TXU Corp.                   2,600        61,672
................................................
Xcel Energy, Inc.           3,300        56,034
................................................
                                      1,728,401
-----------------------------------------------
ELECTRICAL EQUIPMENT -- 0.51%
American Power Conversion
 Corp.*                     1,600        39,120
................................................
Cooper Industries Ltd.,
 Class A                      800        46,344
................................................
Emerson Electric Co.        3,300       213,675
................................................
Molex, Inc.                 1,500        52,335
................................................
Rockwell Automation, Inc.   1,500        53,400
................................................
                                        404,874
-----------------------------------------------

UBS Series Trust  --  Tactical Allocation Portfolio

Portfolio of Investments  --  December 31, 2003



COMMON STOCKS

SECURITY DESCRIPTION        SHARES        VALUE
-----------------------------------------------
ELECTRONIC EQUIPMENT &
 INSTRUMENTS -- 0.50%

Agilent Technologies,
 Inc.*                      3,700      $108,188
................................................
Jabil Circuit, Inc.*        1,600        45,280
................................................
Millipore Corp.*              400        17,220
................................................
PerkinElmer, Inc.           1,100        18,777
................................................
Sanmina-SCI Corp.*          4,100        51,701
................................................
Solectron Corp.*            6,700        39,597
................................................
Symbol Technologies, Inc.   1,900        32,091
................................................
Tektronix, Inc.               700        22,120
................................................
Thermo Electron Corp.*      1,400        35,280
................................................
Waters Corp.*               1,000        33,160
................................................
                                        403,414
-----------------------------------------------
ENERGY EQUIPMENT & SERVICES --
 0.77%

Baker Hughes, Inc.          2,600        83,616
................................................
BJ Services Co.*            1,300        46,670
................................................
Halliburton Co.             3,500        91,000
................................................
Nabors Industries, Inc.*    1,200        49,800
................................................
Noble Corp.*                1,100        39,358
................................................
Schlumberger Ltd.           4,500       246,240
................................................
Transocean Sedco Forex,
 Inc.*                      2,600        62,426
................................................
                                        619,110
-----------------------------------------------
FOOD & DRUG RETAILING -- 1.09%

Albertson's, Inc.           3,000        67,950
................................................
CVS Corp.                   3,100       111,972
................................................
Kroger Co.*                 5,800       107,358
................................................
Safeway, Inc.*              3,500        76,685
................................................
SUPERVALU, Inc.             1,100        31,449
................................................
Sysco Corp.                 5,000       186,150
................................................
Walgreen Co.                8,000       291,040
................................................
                                        872,604
-----------------------------------------------
FOOD PRODUCTS -- 1.23%

Archer-Daniels-Midland Co.  5,200        79,144
................................................
Campbell Soup Co.           3,300        88,440
................................................
ConAgra Foods, Inc.         4,300       113,477
................................................
General Mills, Inc.         2,900       131,370
................................................
Heinz, H.J. & Co.           2,800       102,004
................................................

SECURITY DESCRIPTION        SHARES        VALUE
-----------------------------------------------
FOOD PRODUCTS -- (CONCLUDED)
Hershey Foods Corp.         1,000       $76,990
................................................
Kellogg Co.                 3,200       121,856
................................................
McCormick & Co., Inc.       1,200        36,120
................................................
Sara Lee Corp.              6,300       136,773
................................................
Wrigley, Wm. Jr. Co.        1,800       101,178
................................................
                                        987,352
-----------------------------------------------
GAS UTILITIES -- 0.27%

KeySpan Corp.               1,400        51,520
................................................
Kinder Morgan, Inc.         1,000        59,100
................................................
NiSource, Inc.              2,200        48,268
................................................
Sempra Energy               1,800        54,108
................................................
                                        212,996
-----------------------------------------------
HEALTH CARE EQUIPMENT &
 SUPPLIES -- 1.95%

Applera Corp. -- Applied
 Biosystems Group           1,700        35,207
................................................
Baxter International, Inc.  4,800       146,496
................................................
Becton, Dickinson and Co.   2,000        82,280
................................................
Biomet, Inc.                2,000        72,820
................................................
Boston Scientific Corp.*    6,400       235,264
................................................
C.R. Bard, Inc.               400        32,500
................................................
Guidant Corp.               2,400       144,480
................................................
Medtronic, Inc.             9,500       461,795
................................................
St. Jude Medical, Inc.*     1,300        79,755
................................................
Stryker Corp.               1,600       136,016
................................................
Zimmer Holdings, Inc.*      1,900       133,760
................................................
                                      1,560,373
-----------------------------------------------
HEALTH CARE PROVIDERS &
 SERVICES -- 1.75%

Aetna, Inc.                 1,200        81,096
................................................
AmerisourceBergen Corp.       900        50,535
................................................
Anthem, Inc.*               1,100        82,500
................................................
Cardinal Health, Inc.       3,400       207,944
................................................
CIGNA Corp.                 1,100        63,250
................................................
Express Scripts, Inc.*        600        39,858
................................................
HCA, Inc.                   3,800       163,248
................................................
Health Management
 Associates, Inc., Class A  1,900        45,600
................................................

UBS Series Trust  --  Tactical Allocation Portfolio

Portfolio of Investments  --  December 31, 2003

COMMON STOCKS

SECURITY DESCRIPTION        SHARES        VALUE
-----------------------------------------------
HEALTH CARE PROVIDERS &
 SERVICES -- (CONCLUDED)
Humana, Inc.*               1,300       $29,705
................................................
IMS Health, Inc.            1,900        47,234
................................................
Manor Care, Inc.              700        24,199
................................................
McKesson Corp.              2,300        73,968
................................................
Quest Diagnostics, Inc.       800        58,488
................................................
Tenet Healthcare Corp.*     3,700        59,385
................................................
UnitedHealth Group, Inc.    4,500       261,810
................................................
Wellpoint Health Networks,
 Inc.*                      1,200       116,388
................................................
                                      1,405,208
-----------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 1.27%

Carnival Corp.              4,900       194,677
................................................
Darden Restaurants, Inc.    1,400        29,456
................................................
Harrah's Entertainment,
 Inc.                         900        44,793
................................................
Hilton Hotels Corp.         3,000        51,390
................................................
International Game
 Technology                 2,700        96,390
................................................
Marriott International,
 Inc., Class A              1,800        83,160
................................................
McDonald's Corp.            9,900       245,817
................................................
Starbucks Corp.*            3,000        99,180
................................................
Starwood Hotels & Resorts
 Worldwide, Inc., Class B   1,600        57,552
................................................
Wendy's International,
 Inc.                         900        35,316
................................................
Yum! Brands, Inc.*          2,200        75,680
................................................
                                      1,013,411
-----------------------------------------------
HOUSEHOLD DURABLES -- 0.48%

Black & Decker Corp.          700        34,524
................................................
Centex Corp.                  500        53,825
................................................
Fortune Brands, Inc.        1,200        85,788
................................................
KB HOME                       400        29,008
................................................
Leggett & Platt, Inc.       1,700        36,771
................................................
Newell Rubbermaid, Inc.     2,300        52,371
................................................
Pulte Homes, Inc.             500        46,810
................................................
Whirlpool Corp.               600        43,590
................................................
                                        382,687
-----------------------------------------------
HOUSEHOLD PRODUCTS -- 1.91%

Clorox Co.                  1,700        82,552
................................................
Colgate-Palmolive Co.       4,200       210,210
................................................
Kimberly Clark Corp.        3,900       230,451
................................................

SECURITY DESCRIPTION        SHARES        VALUE
-----------------------------------------------
HOUSEHOLD PRODUCTS -- (CONCLUDED)
Procter & Gamble Co.       10,100    $1,008,788
................................................
                                      1,532,001
-----------------------------------------------
INDUSTRIAL CONGLOMERATES -- 4.27%
3M Co.                      6,100       518,683
................................................
General Electric Co.       78,200     2,422,636
................................................
Textron, Inc.               1,100        62,766
................................................
Tyco International Ltd.    15,600       413,400
................................................
                                      3,417,485
-----------------------------------------------
INSURANCE -- 4.65%
ACE Ltd.                    2,200        91,124
................................................
AFLAC, Inc.                 4,000       144,720
................................................
Allstate Corp.              5,400       232,308
................................................
Ambac Financial Group,
 Inc.                         800        55,512
................................................
American International
 Group, Inc.               20,300     1,345,484
................................................
AON Corp.                   2,500        59,850
................................................
Chubb Corp.                 1,500       102,150
................................................
Cincinnati Financial Corp.  1,300        54,444
................................................
Hartford Financial
 Services Group, Inc.       2,200       129,866
................................................
Jefferson-Pilot Corp.       1,100        55,715
................................................
John Hancock Financial
 Services, Inc.             2,300        86,250
................................................
Lincoln National Corp.      1,400        56,518
................................................
Loews Corp.                 1,500        74,175
................................................
Marsh & McLennan Cos.,
 Inc.                       4,200       201,138
................................................
MBIA, Inc.                  1,100        65,153
................................................
MetLife, Inc.               5,800       195,286
................................................
MGIC Investment Corp.         800        45,552
................................................
Progressive Corp.           1,700       142,103
................................................
Prudential Financial, Inc.  4,200       175,434
................................................
SAFECO Corp.                1,200        46,716
................................................
St. Paul Cos., Inc.         1,800        71,370
................................................
Torchmark Corp.               900        40,986
................................................
Travelers Property
 Casualty Corp., Class B    7,800       132,366
................................................
Unum Provident Corp.        2,400        37,848
................................................
XL Capital Ltd., Class A    1,100        85,305
................................................
                                      3,727,373
-----------------------------------------------

UBS Series Trust  --  Tactical Allocation Portfolio

Portfolio of Investments  --  December 31, 2003

COMMON STOCKS

SECURITY DESCRIPTION        SHARES        VALUE
-----------------------------------------------
INTERNET & CATALOG RETAIL -- 0.40%

eBay, Inc.*                 5,000      $322,950
-----------------------------------------------
INTERNET SOFTWARE & SERVICES --
 0.29%

Yahoo!, Inc.*               5,100       230,367
-----------------------------------------------
IT CONSULTING & SERVICES -- 0.32%

Computer Sciences Corp.*    1,500        66,345
................................................
Electronic Data Systems
 Corp.                      3,800        93,252
................................................
SunGard Data Systems,
 Inc.*                      2,200        60,962
................................................
Unisys Corp.*               2,600        38,610
................................................
                                        259,169
-----------------------------------------------
LEISURE EQUIPMENT & PRODUCTS --
 0.38%

Brunswick Corp.               800        25,464
................................................
Eastman Kodak Co.           2,400        61,608
................................................
Harley-Davidson, Inc.       2,400       114,072
................................................
Hasbro, Inc.                1,500        31,920
................................................
Mattel, Inc.                3,600        69,372
................................................
                                        302,436
-----------------------------------------------
MACHINERY -- 1.43%

Caterpillar, Inc.           2,700       224,154
................................................
Cummins, Inc.                 400        19,576
................................................
Danaher Corp.               1,200       110,100
................................................
Deere & Co.                 1,900       123,595
................................................
Dover Corp.                 1,600        63,600
................................................
Eaton Corp.                   600        64,788
................................................
Illinois Tool Works, Inc.   2,400       201,384
................................................
Ingersoll Rand Co.,
 Class A                    1,400        95,032
................................................
ITT Industries, Inc.          700        51,947
................................................
Navistar International
 Corp.*                       600        28,734
................................................
PACCAR, Inc.                  900        76,608
................................................
Pall Corp.                  1,100        29,513
................................................
Parker-Hannifin Corp.       1,000        59,500
................................................
                                      1,148,531
-----------------------------------------------
MEDIA -- 4.09%

Clear Channel
 Communications, Inc.       4,800       224,784
................................................
Comcast Corp., Class A*    17,600       578,512
................................................
Dow Jones & Co., Inc.         700        34,895
................................................
Gannett Co., Inc.           2,100       187,236
................................................

SECURITY DESCRIPTION        SHARES        VALUE
-----------------------------------------------
MEDIA -- (CONCLUDED)
Interpublic Group Cos.,
 Inc.*                      3,300       $51,480
................................................
Knight-Ridder, Inc.           700        54,159
................................................
McGraw-Hill Cos., Inc.      1,500       104,880
................................................
New York Times Co., Class A 1,300        62,127
................................................
Omnicom Group, Inc.         1,500       130,995
................................................
Time Warner, Inc.*         35,300       635,047
................................................
Tribune Co.                 2,500       129,000
................................................
Univision Communications,
 Inc., Class A*             2,500        99,225
................................................
Viacom, Inc., Class B      13,700       608,006
................................................
Walt Disney Co.            16,000       373,280
................................................
                                      3,273,626
-----------------------------------------------
METALS & MINING -- 0.76%

Alcoa, Inc.                 6,800       258,400
................................................
Freeport-McMoRan Copper &
 Gold, Inc., Class B        1,400        58,982
................................................
Newmont Mining Corp.
 (Holding Co.)              3,400       165,274
................................................
Nucor Corp.                   700        39,200
................................................
Phelps Dodge Corp.*           700        53,263
................................................
United States Steel Corp.     900        31,518
................................................
                                        606,637
-----------------------------------------------
MULTI-LINE RETAIL -- 3.44%

Costco Wholesale Corp.*     3,600       133,848
................................................
Dollar General Corp.        2,700        56,673
................................................
Family Dollar Stores, Inc.  1,400        50,232
................................................
Federated Department
 Stores, Inc.               1,500        70,695
................................................
J.C. Penney Co., Inc.
 (Holding Co.)              2,300        60,444
................................................
Kohl's Corp.*               2,700       121,338
................................................
May Department Stores Co.   2,400        69,768
................................................
Nordstrom, Inc.             1,100        37,730
................................................
Sears, Roebuck & Co.        2,000        90,980
................................................
Target Corp.                7,100       272,640
................................................
Wal-Mart Stores, Inc.      33,700     1,787,785
................................................
                                      2,752,133
-----------------------------------------------
MULTI-UTILITIES -- 0.37%

AES Corp.*                  4,900        46,256
................................................
Calpine Corp.*              3,500        16,835
................................................
Centerpoint Energy, Inc.    2,700        26,163
................................................

UBS Series Trust  --  Tactical Allocation Portfolio

Portfolio of Investments  --  December 31, 2003

COMMON STOCK

SECURITY DESCRIPTION        SHARES        VALUE
-----------------------------------------------
MULTI-UTILITIES -- (CONCLUDED)
Duke Energy Corp.           7,300      $149,285
................................................
Dynegy, Inc., Class A*      3,200        13,696
................................................
Williams Cos., Inc.         4,100        40,262
................................................
                                        292,497
-----------------------------------------------
OFFICE ELECTRONICS -- 0.11%

Xerox Corp.*                6,200        85,560
-----------------------------------------------
OIL & GAS -- 5.06%

Amerada Hess Corp.            800        42,536
................................................
Anadarko Petroleum Corp.    2,000       102,020
................................................
Apache Corp.                1,200        97,320
................................................
Burlington Resources, Inc.  1,600        88,608
................................................
ChevronTexaco Corp.         8,300       717,037
................................................
ConocoPhillips, Inc.        5,300       347,521
................................................
Devon Energy Corp.          1,800       103,068
................................................
El Paso Corp.               5,100        41,769
................................................
EOG Resources, Inc.           900        41,553
................................................
ExxonMobil Corp.           51,400     2,107,400
................................................
Kerr-McGee Corp.              900        41,841
................................................
Marathon Oil Corp.          2,500        82,725
................................................
Occidental Petroleum Corp.  3,000       126,720
................................................
Sunoco, Inc.                  700        35,805
................................................
Unocal Corp.                2,100        77,343
................................................
                                      4,053,266
-----------------------------------------------
PAPER & FOREST PRODUCTS -- 0.54%

Boise Cascade Corp.           900        29,574
................................................
Georgia-Pacific Corp.       2,000        61,340
................................................
International Paper Co.     3,800       163,818
................................................
Louisiana-Pacific Corp.*      900        16,092
................................................
MeadWestvaco Corp.          1,700        50,575
................................................
Weyerhaeuser Co.            1,700       108,800
................................................
                                        430,199
-----------------------------------------------
PERSONAL PRODUCTS -- 0.55%

Alberto-Culver Co., Class B   500        31,540
................................................
Avon Products, Inc.         1,800       121,482
................................................
Gillette Co.                7,900       290,167
................................................
                                        443,189
-----------------------------------------------
PHARMACEUTICALS -- 8.43%

Abbott Laboratories        12,200       568,520
................................................
Allergan, Inc.              1,000        76,810
................................................

SECURITY DESCRIPTION        SHARES        VALUE
-----------------------------------------------
PHARMACEUTICALS -- (CONCLUDED)
Bristol-Myers Squibb Co.   15,200      $434,720
................................................
Eli Lilly & Co.             8,800       618,904
................................................
Forest Laboratories, Inc.*  2,800       173,040
................................................
Johnson & Johnson          23,100     1,193,346
................................................
King Pharmaceuticals,
 Inc.*                      2,000        30,520
................................................
Medco Health Solutions,
 Inc.*                      2,100        71,379
................................................
Merck & Co., Inc.          17,400       803,880
................................................
Pfizer, Inc.               59,400     2,098,602
................................................
Schering-Plough Corp.      11,600       201,724
................................................
Watson Pharmaceuticals,
 Inc.*                        900        41,400
................................................
Wyeth Pharmaceuticals      10,400       441,480
................................................
                                      6,754,325
-----------------------------------------------
REAL ESTATE -- 0.45%

Apartment Investment &
 Management Co., Class A      900        31,050
................................................
Equity Office Properties
 Trust                      3,200        91,680
................................................
Equity Residential
 Properties Trust           2,300        67,873
................................................
Plum Creek Timber Co.,
 Inc.                       1,600        48,720
................................................
ProLogis                    1,500        48,135
................................................
Simon Property Group, Inc.  1,500        69,510
................................................
                                        356,968
-----------------------------------------------
ROAD & RAIL -- 0.46%

Burlington Northern Santa
 Fe, Inc.                   2,900        93,815
................................................
CSX Corp.                   1,700        61,098
................................................
Norfolk Southern Corp.      3,100        73,315
................................................
Union Pacific Corp.         2,000       138,960
................................................
                                        367,188
-----------------------------------------------
SEMICONDUCTOR EQUIPMENT &
 PRODUCTS -- 4.27%

Advanced Micro Devices,
 Inc.*                      2,700        40,230
................................................
Altera Corp.*               3,000        68,100
................................................
Analog Devices, Inc.        2,800       127,820
................................................
Applied Materials, Inc.*   13,000       291,850
................................................
Applied Micro Circuits
 Corp.*                     2,500        14,950
................................................
Broadcom Corp., Class A*    2,400        81,816
................................................

UBS Series Trust  --  Tactical Allocation Portfolio

Portfolio of Investments  --  December 31, 2003

COMMON STOCKS

SECURITY DESCRIPTION        SHARES        VALUE
-----------------------------------------------
SEMICONDUCTOR EQUIPMENT &
 PRODUCTS -- (CONCLUDED)
Intel Corp.                50,900    $1,638,980
................................................
KLA-Tencor Corp.*           1,600        93,872
................................................
Linear Technology Corp.     2,400       100,968
................................................
LSI Logic Corp.*            3,100        27,497
................................................
Maxim Integrated Products,
 Inc.                       2,600       129,480
................................................
Micron Technology, Inc.*    4,800        64,656
................................................
National Semiconductor
 Corp.*                     1,400        55,174
................................................
Novellus Systems, Inc.*     1,200        50,460
................................................
NVIDIA Corp.*               1,300        30,225
................................................
PMC-Sierra, Inc.*           1,400        28,210
................................................
QLogic Corp.*                 700        36,120
................................................
Teradyne, Inc.*             1,500        38,175
................................................
Texas Instruments, Inc.    13,500       396,630
................................................
Xilinx, Inc.*               2,700       104,598
................................................
                                      3,419,811
-----------------------------------------------
SOFTWARE -- 4.68%
Adobe Systems, Inc.         1,800        70,740
................................................
Autodesk, Inc.                900        22,122
................................................
BMC Software, Inc.*         1,800        33,570
................................................
Citrix Systems, Inc.*       1,300        27,573
................................................
Computer Associates
 International, Inc.        4,600       125,764
................................................
Compuware Corp.*            3,200        19,328
................................................
Electronic Arts, Inc.*      2,300       109,894
................................................
Intuit, Inc.*               1,600        84,656
................................................
Mercury Interactive Corp.*    700        34,048
................................................
Microsoft Corp.            84,300     2,321,622
................................................
Novell, Inc.*               3,000        31,560
................................................
Oracle Corp.*              40,800       538,560
................................................
PeopleSoft, Inc.*           3,000        68,400
................................................
Siebel Systems, Inc.*       3,900        54,093
................................................
Symantec Corp.*             2,400        83,160
................................................
VERITAS Software Co.*       3,300       122,628
................................................
                                      3,747,718
-----------------------------------------------
SPECIALTY RETAIL -- 2.44%

AutoNation, Inc.*           2,400        44,088
................................................
AutoZone, Inc.*               700        59,647
................................................
Bed, Bath & Beyond, Inc.*   2,300        99,705
................................................

SECURITY DESCRIPTION        SHARES        VALUE
-----------------------------------------------
SPECIALTY RETAIL -- (CONCLUDED)
Best Buy Co., Inc.          2,500      $130,600
................................................
Circuit City
 Stores-Circuit City Group  1,800        18,234
................................................
Gap, Inc.                   7,000       162,470
................................................
Home Depot, Inc.           17,700       628,173
................................................
Limited Brands              4,100        73,923
................................................
Lowe's Cos., Inc.           6,100       337,879
................................................
Office Depot, Inc.*         2,600        43,446
................................................
RadioShack Corp.            1,300        39,884
................................................
Sherwin-Williams Co.        1,200        41,688
................................................
Staples, Inc.*              3,900       106,470
................................................
Tiffany & Co.               1,200        54,240
................................................
TJX Cos., Inc.              4,000        88,200
................................................
Toys 'R' Us, Inc.*          1,800        22,752
................................................
                                      1,951,399
-----------------------------------------------
TEXTILES & APPAREL -- 0.32%

Jones Apparel Group, Inc.   1,100        38,753
................................................
Liz Claiborne, Inc.           900        31,914
................................................
Nike, Inc., Class B         2,100       143,766
................................................
V.F. Corp.                  1,000        43,240
................................................
                                        257,673
-----------------------------------------------
TOBACCO -- 1.19%

Altria Group, Inc.         15,800       859,836
................................................
R.J. Reynolds Tobacco
 Holdings, Inc.               700        40,705
................................................
UST, Inc.                   1,400        49,966
................................................
                                        950,507
-----------------------------------------------
TRADING COMPANIES &
 DISTRIBUTORS -- 0.11%

Genuine Parts Co.           1,500        49,800
................................................
W.W. Grainger, Inc.           800        37,912
................................................
                                         87,712
-----------------------------------------------
WIRELESS TELECOMMUNICATION
 SERVICES -- 0.57%

AT&T Wireless Services,
 Inc.*                     21,300       170,187
................................................
Nextel Communications,
 Inc., Class A*             8,500       238,510
................................................
Sprint Corp. (PCS Group)*   8,300        46,646
................................................
                                        455,343
-----------------------------------------------
Total Common Stocks
 (cost -- $89,173,070)               80,236,935
-----------------------------------------------

UBS Series Trust  --  Tactical Allocation Portfolio

Portfolio of Investments  --  December 31, 2003

PRINCIPAL
 AMOUNT                                                MATURITY    INTEREST
  (000)                                                 DATES        RATES         VALUE
------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.38%
------------------------------------------------------------------------------------------
$302        Repurchase Agreement dated 12/31/03 with
            State Street Bank & Trust Co.,
            collateralized by $294,776 U.S. Treasury
            Notes, 4.750% to 5.875% due 02/15/04 to
            11/15/04; (value -- $308,074); proceeds:
            $302,014 (cost -- $302,000)                01/02/04      0.830%     $302,000
------------------------------------------------------------------------------------------

NUMBER OF
 SHARES
  (000)
------------------------------------------------------------------------------------------------
INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED -- 1.04%
------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 1.04%
------------------------------------------------------------------------------------------------

  830     UBS Private Money Market Fund LLC
          (cost -- $830,000)                           01/02/04     1.008+          830,000
.................................................................................................
Total Investments (cost -- $90,305,070) -- 101.62%                                  81,368,935
.................................................................................................
Liabilities in excess of other assets -- (1.62)%                                    (1,296,060)
.................................................................................................
Net Assets -- 100.00%                                                              $80,072,875
------------------------------------------------------------------------------------------------


  *  Non-income producing security.

(1)  Security, or portion thereof, was on loan at December 31, 2003.

(2)  Includes 500 Contingent Value Obligations valued at zero.

  +  Interest rate shown reflects yield at December 31, 2003.




       See accompanying notes to financial statements

UBS Series Trust  --  Tactical Allocation Portfolio

Statement of Assets and Liabilities  --  December 31, 2003

ASSETS:
Investment in securities, at value (cost -- $90,305,070)*     $81,368,935
..........................................................................
Cash                                                                  628
..........................................................................
Receivable for investments sold                                   241,061
..........................................................................
Receivable for shares of beneficial interest sold                  18,420
..........................................................................
Dividends and interest receivable                                 108,283
..........................................................................
Other assets                                                        2,167
..........................................................................
Total assets                                                   81,739,494
..........................................................................
LIABILITIES:
Payable for cash collateral from securities loaned                830,000
..........................................................................
Payable for investments purchased                                 629,067
..........................................................................
Payable to affiliates                                              68,298
..........................................................................
Payable for shares of beneficial interest repurchased              61,818
..........................................................................
Accrued expenses and other liabilities                             77,436
..........................................................................
Total liabilities                                               1,666,619
..........................................................................
NET ASSETS:
Beneficial interest -- $0.001 par value (unlimited amount
 authorized)                                                  114,552,136
..........................................................................
Accumulated undistributed net investment income                   604,769
..........................................................................
Accumulated net realized loss from investment activities      (26,147,895)
..........................................................................
Net unrealized depreciation of investments                     (8,936,135)
..........................................................................
Net assets                                                    $80,072,875
-------------------------------------------------------------------------
CLASS H:
Net assets                                                    $20,948,589
..........................................................................
Shares outstanding                                              1,701,294
..........................................................................
Net asset value, offering price and redemption value per
 share                                                             $12.31
..........................................................................
CLASS I:
Net assets                                                    $59,124,286
..........................................................................
Shares outstanding                                              4,813,124
..........................................................................
Net asset value, offering price and redemption value per
 share                                                             $12.28
-------------------------------------------------------------------------

* Includes $804,300 of investments in securities on loan, at value.

                 See accompanying notes to financial statements

UBS Series Trust  --  Tactical Allocation Portfolio

Statement of Operations

                                                                  For the
                                                                Year Ended
                                                             December 31, 2003
------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                                                        $1,294,656
...............................................................................
Interest                                                                649
...............................................................................
                                                                  1,295,305
...............................................................................
EXPENSES:
Investment advisory and administration fees                         358,570
...............................................................................
Distribution fees -- Class I                                        130,143
...............................................................................
Professional fees                                                    63,497
...............................................................................
Reports and notices to shareholders                                  61,850
...............................................................................
Custody and accounting                                               43,028
...............................................................................
Trustees' fees                                                        3,797
...............................................................................
Insurance expense                                                     1,872
...............................................................................
Transfer agency fees -- Class H                                       1,500
...............................................................................
Transfer agency fees -- Class I                                       1,500
...............................................................................
Other expenses                                                       18,328
...............................................................................
                                                                    684,085
...............................................................................
Net investment income                                               611,220
...............................................................................
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Net realized loss from investment activities                     (4,501,537)
...............................................................................
Net change in unrealized appreciation/depreciation of
 investments                                                     21,479,207
...............................................................................
Net realized and unrealized gain from investment activities      16,977,670
...............................................................................
Net increase in net assets resulting from operations            $17,588,890
------------------------------------------------------------------------------

                 See accompanying notes to financial statements

UBS Series Trust  --  Tactical Allocation Portfolio

Statement of Changes in Net Assets

                                                      For the Years Ended
                                                         December 31,
                                                 -----------------------------
                                                     2003            2002
------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                $611,220        $678,876
...............................................................................
Net realized losses from investment activities     (4,501,537)    (15,452,200)
...............................................................................
Net change in unrealized
 appreciation/depreciation of investments          21,479,207     (10,600,342)
...............................................................................
Net increase (decrease) in net assets resulting
 from operations                                   17,588,890     (25,373,666)
...............................................................................
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income -- Class H                     (240,276)       (212,147)
...............................................................................
Net investment income -- Class I                     (431,950)       (397,516)
...............................................................................
                                                     (672,226)       (609,663)
...............................................................................
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares                6,297,351       5,880,228
...............................................................................
Cost of shares repurchased                        (13,826,181)    (28,925,120)
...............................................................................
Proceeds from dividends reinvested                    672,226         609,663
...............................................................................
Net decrease in net assets from beneficial
 interest transactions                             (6,856,604)    (22,435,229)
...............................................................................
Net increase (decrease) in net assets              10,060,060     (48,418,558)
...............................................................................
NET ASSETS:
Beginning of year                                  70,012,815     118,431,373
...............................................................................
End of year (including accumulated
 undistributed net investment income of
 $604,769 and $673,033, respectively)             $80,072,875     $70,012,815
------------------------------------------------------------------------------

                 See accompanying notes to financial statements

UBS Series Trust  --  Tactical Allocation Portfolio

Notes to Financial Statements

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS Series Trust -- Tactical Allocation Portfolio (the 'Portfolio') is a diversified portfolio of UBS Series Trust (the 'Fund'). The Fund is organized under Massachusetts law pursuant to an Amended and Restated Declaration of Trust dated February 11, 1998, as amended, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund operates as a series company currently offering one portfolio. Shares of the Portfolio are offered to insurance company separate accounts which fund certain variable annuity contracts.

Currently the Portfolio offers Class H and Class I shares. Each class represents interests in the same assets of the Portfolio, and the classes are identical except for the Class I distribution charge. Both classes have equal voting privileges except that Class I has exclusive voting rights with respect to its distribution plan. Class H has no distribution plan.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION OF INVESTMENTS -- The Portfolio calculates net asset values based on the current market value for its portfolio's securities. The Portfolio normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized 'matrix' systems that derive values based on comparable securities. Securities traded in the over-the-counter ('OTC') market and listed on The Nasdaq Stock Market, Inc. ('Nasdaq') normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. ('UBS Global AM'), the investment advisor and administrator of the Portfolio. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an international diversified organization with headquarters in Zurich, Switzerland and operations in many

UBS Series Trust  --  Tactical Allocation Portfolio

Notes to Financial Statements

areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees (the 'Board'). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

REPURCHASE AGREEMENTS -- The Portfolio may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Portfolio maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special 'tri-party' custodian or sub-custodian that maintains a separate account for both the Portfolio and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Portfolio may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date ('ex-date'). Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-

UBS Series Trust  --  Tactical Allocation Portfolio

Notes to Financial Statements

eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

DIVIDENDS AND DISTRIBUTIONS -- Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These 'book/tax' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an Investment Advisory and Administration Contract ('Advisory Contract'), under which UBS Global AM serves as investment advisor and administrator of the Portfolio. In accordance with the Advisory Contract, the Portfolio pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.50% of the Portfolio's average daily net assets. At December 31, 2003, the Portfolio owed UBS Global AM $32,927 in investment advisory and administration fees.

For the year ended December 31, 2003, the Portfolio did not pay any brokerage commissions to UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, or any other affiliated broker-dealer for transactions executed on behalf of the Portfolio.

DISTRIBUTION PLAN

Class I shares are offered to insurance company separate accounts where the related insurance companies receive payments for their services in connection with the distribution of the Portfolio's Class I shares. Under the plan of distribution, the Portfolio pays UBS Global AM a monthly distribution fee at the annual rate of 0.25% of the average daily net assets of Class I shares. UBS Global AM pays the entire distribution fee to the insurance companies. At December 31, 2003, the Portfolio owed UBS Global AM $35,357 in distribution fees.

UBS Series Trust  --  Tactical Allocation Portfolio

Notes to Financial Statements

SECURITIES LENDING

The Portfolio may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Portfolio receives compensation, which is included in interest income, for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under the Portfolio's securities lending program. For the year ended December 31, 2003, the Portfolio earned $475 for lending its securities and UBS Financial Services Inc. or UBS Securities LLC earned $159 in compensation as the Portfolio's lending agent. At December 31, 2003, the Portfolio owed UBS Securities LLC $14 in compensation as the Portfolio's lending agent.

BANK LINE OF CREDIT

The Portfolio participated until September 10, 2003 with other funds managed, advised or sub-advised by UBS Global AM in a $300 million committed credit facility ('Facility') with UBS AG, Stamford Branch, to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Portfolio at the request of the shareholders and other temporary or emergency purposes. Under the Facility arrangement, the Portfolio had agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest would be charged to the Portfolio at rates based on prevailing market rates in effect at the time of borrowings. For the period January 1, 2003 through September 10, 2003, the Portfolio did not borrow under the Facility. For the period January 1, 2003 through September 10, 2003, the Portfolio paid a commitment fee of $684 to UBS AG, Stamford Branch.

Effective November 21, 2003, the Portfolio participates with other funds managed or advised by UBS Global AM in a $100 million committed credit facility with State Street Bank and Trust Company, replacing the Facility

UBS Series Trust  --  Tactical Allocation Portfolio

Notes to Financial Statements

arrangement. For the period November 21, 2003 through December 31, 2003, the Portfolio did not borrow under the State Street Bank and Trust Company facility.

FEDERAL TAX STATUS

For federal income tax purposes, the components of net unrealized depreciation of investments at December 31, 2003 were as follows:

Gross appreciation (investments having an excess of value
 over cost)                                                     $3,719,004
...........................................................................
Gross depreciation (investments having an excess of cost
 over value)                                                   (17,289,151)
...........................................................................
Net unrealized depreciation of investments                    $(13,570,147)
--------------------------------------------------------------------------

For the year ended December 31, 2003, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $3,801,926 and $10,509,841, respectively.

The Portfolio intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, realized capital gains and certain other amounts, if any, the Portfolio intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal years ended December 31, 2003 and December 31, 2002 were as follows:

DISTRIBUTIONS PAID FROM:                                     2003       2002
------------------------------------------------------------------------------
Ordinary income                                            $672,226   $609,663
------------------------------------------------------------------------------

At December 31, 2003, the components of accumulated deficit on a tax basis were as follows:

Undistributed ordinary income                                         $602,639
...............................................................................
Accumulated realized capital and other losses                      (21,511,753)
...............................................................................
Unrealized depreciation of investments                             (13,570,147)
...............................................................................
Total accumulated deficit                                         $(34,479,261)
------------------------------------------------------------------------------

The difference between book-basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

At December 31, 2003, the Portfolio had a capital loss carryforward of $21,497,047. This loss carryforward is available as a reduction, to the extent

UBS Series Trust  --  Tactical Allocation Portfolio

Notes to Financial Statements

provided in the regulations, of any future net realized capital gains and will expire as follows: $863,515 will expire December 31, 2009, $13,198,818 will expire December 31, 2010, and $7,434,714 will expire December 31, 2011. To the extent that such losses are used to offset future realized capital gains, it is probable that the gains so offset will not be distributed. Also, in accordance with U.S. Treasury regulations, the Portfolio has elected to defer realized capital losses of $14,706 arising after October 31, 2003. Such losses are treated for tax purposes as arising on January 1, 2004.

To reflect reclassifications arising from permanent 'book/tax' differences for the year ended December 31, 2003, accumulated undistributed net investment income was decreased by $7,258 and accumulated net realized losses from investment activities were decreased by $7,258.

SHARES OF BENEFICIAL INTEREST

There is an unlimited number of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                    CLASS H                    CLASS I
YEAR ENDED                  -----------------------   --------------------------
DECEMBER 31, 2003:           SHARES       AMOUNT        SHARES         AMOUNT
--------------------------------------------------------------------------------
Shares sold                    78,691      $771,631       510,725     $5,525,720
.................................................................................
Shares repurchased           (424,026)   (4,367,930)     (908,214)    (9,458,251)
.................................................................................
Dividends reinvested           24,952       240,276        44,854        431,950
.................................................................................
Net decrease                 (320,383)  $(3,356,023)     (352,635)   $(3,500,581)
.................................................................................

YEAR ENDED
DECEMBER 31, 2002:
--------------------------------------------------------------------------------
Shares sold                    36,481      $393,090       490,622     $5,487,138
.................................................................................
Shares repurchased           (592,748)   (6,736,327)   (2,121,694)   (22,188,793)
.................................................................................
Dividends reinvested           17,094       212,147        32,084        397,516
.................................................................................
Net decrease                 (539,173)  $(6,131,090)   (1,598,988)  $(16,304,139)
.................................................................................

                      [This page intentionally left blank]

UBS Series Trust  --  Tactical Allocation Portfolio

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                          Class H
                                      -----------------------------------------------
                                             For the Years Ended December 31,
                                      -----------------------------------------------
                                       2003      2002      2001      2000      1999
NET ASSET VALUE,
 BEGINNING OF PERIOD                    $9.77    $12.73    $15.83    $16.49    $14.91
......................................................................................
Net investment income                    0.11@     0.10@     0.08      0.40@     0.11@
......................................................................................
Net realized and unrealized
 gains (losses) from
 investment activities                   2.55@    (2.97)@   (2.02)    (0.71)@    2.64@
......................................................................................
Net increase (decrease) from
 operations                              2.66     (2.87)    (1.94)    (0.31)     2.75
......................................................................................
Dividends from net
 investment income                      (0.12)    (0.09)    (0.33)    (0.01)    (0.06)
......................................................................................
Distributions from net
 realized gains from
 investment activities                  --        --        (0.83)    (0.34)    (1.11)
......................................................................................
Total dividends and
 distributions to
 shareholders                           (0.12)    (0.09)    (1.16)    (0.35)    (1.17)
......................................................................................
NET ASSET VALUE, END OF PERIOD         $12.31     $9.77    $12.73    $15.83    $16.49
......................................................................................
TOTAL INVESTMENT RETURN(1)              27.62%   (22.68)%  (12.39)%   (1.93)%   18.43%
......................................................................................
RATIOS/SUPPLEMENTAL DATA:
Net assets,
 end of period (000's)                $20,949   $19,743   $32,607   $41,212   $36,714
......................................................................................
Expenses to average net
 assets, net of waivers
 from advisor                            0.77%     0.66%     0.67%     0.72%     0.74%
......................................................................................
Expenses to average net
 assets, before waivers
 from advisor                            0.77%     0.66%     0.67%     0.73%     0.74%
......................................................................................
Net investment income to
 average net assets, net of
 waivers from advisor                    1.03%     0.91%     0.67%     2.50%     0.71%
......................................................................................
Net investment income to
 average net assets, before
 waivers from advisor                    1.03%     0.91%     0.67%     2.49%     0.71%
......................................................................................
Portfolio turnover                          5%        5%       10%      166%      110%
-------------------------------------------------------------------------------------


++   Commencement of issuance of shares.

*    Annualized.

@ Calculated using the average monthly shares outstanding for the period.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include additional contract level charges; results would be lower if they were included. Total investment return for a period of less than one year has not been annualized.

                                    Class I
-------------------------------------------------------------------------------
                                                            For the Period
                                                          January 5, 1999++
           For the Years Ended December 31,                     through
    ----------------------------------------------           December 31,
     2003         2002         2001         2000                 1999
-------------------------------------------------------------------------------
      $9.73       $12.69       $15.78       $16.48               $14.89
................................................................................
       0.08@        0.07@        0.04         0.36@                0.11@
................................................................................
       2.56@       (2.97)@      (2.00)       (0.71)@               2.65@
................................................................................
       2.64        (2.90)       (1.96)       (0.35)                2.76
................................................................................
      (0.09)       (0.06)       (0.30)       (0.01)               (0.06)
................................................................................
      --           --           (0.83)       (0.34)               (1.11)
................................................................................
      (0.09)       (0.06)       (1.13)       (0.35)               (1.17)
................................................................................
     $12.28        $9.73       $12.69       $15.78               $16.48
................................................................................
      27.37%      (22.95)%     (12.55)%      (2.18)%              18.52%
................................................................................
    $59,124      $50,270      $85,825      $84,787              $54,413
................................................................................
       1.02%        0.91%        0.92%        0.94%                0.74%*
................................................................................
       1.02%        0.91%        0.92%        0.98%                0.99%*
................................................................................
       0.78%        0.66%        0.42%        2.27%                0.81%*
................................................................................
       0.78%        0.66%        0.42%        2.23%                0.56%*
................................................................................
          5%           5%          10%         166%                 110%
-------------------------------------------------------------------------------

UBS Series Trust  --  Tactical Allocation Portfolio

Report of Ernst & Young LLP, Independent Auditors

To the Shareholders and Trustees of
UBS Series Trust -- Tactical Allocation Portfolio

We have audited the accompanying statement of assets and liabilities of UBS Series Trust -- Tactical Allocation Portfolio (a portfolio comprising
UBS Series Trust), (the 'Portfolio'), including the portfolio of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We have conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Series Trust -- Tactical Allocation Portfolio at December 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

                                                Ernst & Young LLP

New York, New York
February 6, 2004



---------------------------------------------------------------

UBS Series Trust  --  Tactical Allocation Portfolio

Tax Information (unaudited)

We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Portfolio's fiscal year end (December 31, 2003) as to the federal tax status of distributions received by shareholders during such fiscal year. The percentage of dividends paid that qualify for the 70% dividends received deduction for corporate shareholders is 100%.

General Information (unaudited)

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of the Portfolio's proxy voting policies and procedures, without charge, upon request by contacting the Portfolio directly at 1-800-647 1568, online on the Fund's web site www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).

UBS Series Trust  --  Tactical Allocation Portfolio

Supplemental Information (unaudited)

BOARD OF TRUSTEES & OFFICERS

The Fund is governed by a Board of Trustees which oversees the Fund's operations. Each Trustee serves an indefinite term of office. Officers are appointed by the Trustees and serve at the pleasure of the Board. The table below shows, for each Trustee and Officer, his or her name, address and age, the position held with the Fund, the length of time served as a Trustee and Officer of the Fund, the Trustee's or Officer's principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the Trustee or for which a person served as an Officer, and other directorships held by the Trustee.

The Portfolio's Statement of Additional Information contains additional information about the Trustees and is available, without charge, upon request by calling 1-800-647 1568.

INTERESTED TRUSTEES

                                          Term of
                                        Office+ and
                          Position(s)    Length of
     Name, Address         Held with       Time            Principal Occupation(s)
        and Age              Fund         Served             During Past 5 Years
---------------------------------------------------------------------------------------
Margo N.                    Trustee     Since 1996    Mrs. Alexander is retired. She
 Alexander*++; 57                                     was an executive vice president
                                                      of UBS Financial Services Inc.
                                                      (March 1984 to December 2002).
                                                      She was chief executive officer
                                                      (from January 1995 to October
                                                      2000), a director (from January
                                                      1995 to September 2001) and
                                                      chairman (from March 1999 to
                                                      September 2001) of UBS Global AM
                                                      (formerly known as Mitchell
                                                      Hutchins Asset Management Inc.).

Brian M. Storms*++;       Trustee and   Since 2003    Mr. Storms is chief executive
 49                       Chairman of                 officer of UBS Global Asset
                           the Board                  Management -- Americas region
                          of Trustees                 (since July 2002). Mr. Storms was
                                                      chief executive officer,
                                                      president and/or chief operating
                                                      officer of UBS Global AM and
                                                      certain affiliated asset
                                                      management companies from 1999 to
                                                      July 2002. He was president of
                                                      Prudential Investments
                                                      (1996-1999).

UBS Series Trust  --  Tactical Allocation Portfolio

Supplemental Information (unaudited)

              Number of
     Portfolios in Fund Complex        Other Directorships
         Overseen by Trustee             Held by Trustee
----------------------------------------------------------------
Mrs. Alexander is a director or               None
trustee of 17 investment companies
(consisting of 37 portfolios) for
which UBS Global AM or one of its
affiliates serves as investment
advisor, sub-advisor or manager.

Mr. Storms is a director or trustee           None
of 21 investment companies
(consisting of 80 portfolios), and
serves as chairman of the boards of
17 of those investment companies
(consisting of 37 portfolios), for
which UBS Global AM or one of its
affiliates serves as investment
advisor, sub-advisor or manager.

UBS Series Trust  --  Tactical Allocation Portfolio

Supplemental Information (unaudited)

INDEPENDENT TRUSTEES

                                          Term of
                                       Office+ and
                          Position(s)    Length of
     Name, Address,        Held with       Time            Principal Occupation(s)
        and Age              Fund         Served             During Past 5 Years
---------------------------------------------------------------------------------------
Richard Q. Armstrong; 68    Trustee     Since 1995    Mr. Armstrong is chairman and
c/o Willkie, Farr &                                   principal of R.Q.A. Enterprises
  Gallagher LLP                                       (management consulting firm)
787 Seventh Avenue                                    (since April 1991 and principal
New York, NY 10019-6099                               occupation since March 1995).

David J. Beaubien; 69       Trustee     Since 2001    Mr. Beaubien is retired (since
84 Doane Road                                         2003). He was chairman of Yankee
Ware, MA 01082                                        Environmental Systems, Inc., a
                                                      manufacturer of meteorological
                                                      measuring systems (since 1991).

Richard R. Burt; 57         Trustee     Since 1996    Mr. Burt is chairman of Diligence
1275 Pennsylvania Ave.,                               LLC (international information
N.W.                                                  and security firm) and IEP
Washington, D.C.                                      Advisors (international
20004                                                 investments and consulting firm).

Meyer Feldberg; 61          Trustee     Since 1996    Mr. Feldberg is Dean and
Columbia University                                   Professor of Management of the
101 Uris Hall                                         Graduate School of Business,
New York, New York                                    Columbia University (since 1989).
10027

UBS Series Trust  --  Tactical Allocation Portfolio

Supplemental Information (unaudited)

            Number of
    Portfolios in Fund Complex          Other Directorships
       Overseen by Trustee                Held by Trustee
-------------------------------------------------------------
Mr. Armstrong is a director or      None
trustee of 17 investment companies
(consisting of 37 portfolios) for
which UBS Global AM or one of its
affiliates serves as investment
advisor, sub-advisor or manager.

Mr. Beaubien is a director or       Mr. Beaubien is also a
trustee of 17 investment companies  director of IEC Electronics,
(consisting of 37 portfolios) for   Inc., a manufacturer of
which UBS Global AM or one of its   electronic assemblies.
affiliates serves as investment
advisor, sub-advisor or manager.

Mr. Burt is a director or trustee   Mr. Burt is also a director
of 17 investment companies          of Hollinger International,
(consisting of 37 portfolios) for   Inc. (publishing), HCL
which UBS Global AM or one of its   Technologies, Ltd. (software
affiliates serves as investment     and information
advisor, sub-advisor or manager.    technologies), The Central
                                    European Fund, Inc., The
                                    Germany Fund, Inc., IGT,
                                    Inc. (provides technology to
                                    gaming and wagering
                                    industry) and chairman of
                                    Weirton Steel Corp. (makes
                                    and finishes steel
                                    products). He is also a
                                    director or trustee of funds
                                    in the Scudder Mutual Funds
                                    Family (consisting of 47
                                    portfolios).

Dean Feldberg is a director or      Dean Feldberg is also a
trustee of 31 investment companies  director of Primedia Inc.
(consisting of 51 portfolios) for   (publishing), Federated
which UBS Global AM or one of its   Department Stores, Inc.
affiliates serves as investment     (operator of department
advisor, sub-advisor or manager.    stores), Revlon, Inc.
                                    (cosmetics), Select Medical
                                    Inc. (healthcare services)
                                    and SAPPI, Ltd. (producer of
                                    paper).

UBS Series Trust  --  Tactical Allocation Portfolio

Supplemental Information (unaudited)

INDEPENDENT TRUSTEES (CONCLUDED)

                                          Term of
                                        Office+ and
                          Position(s)    Length of
     Name, Address,        Held with       Time            Principal Occupation(s)
        and Age              Fund         Served             During Past 5 Years
--------------------------------------------------------------------------------------
Carl W. Schafer; 68         Trustee     Since 1991    Mr. Schafer is president of the
66 Witherspoon Street                                 Atlantic Foundation (charitable
#1100                                                 foundation) (since 1990).
Princeton, NJ 08542

William D. White; 70        Trustee     Since 2001    Mr. White is retired (since
P.O. Box 199                                          1994).
Upper Black Eddy, PA
18972

UBS Series Trust  --  Tactical Allocation Portfolio

Supplemental Information (unaudited)

            Number of
    Portfolios in Fund Complex          Other Directorships
       Overseen by Trustee                Held by Trustee
------------------------------------------------------------
Mr. Schafer is a director or        Mr. Schafer is also a
trustee of 17 investment            director of Labor Ready,
companies (consisting of 37         Inc. (temporary employment),
portfolios) for which UBS Global    Guardian Life Insurance
AM or one of its affiliates serves  Company Mutual Funds
as investment advisor, sub-advisor  (consisting of 25
or manager.                         portfolios), the Harding,
                                    Loevner Funds (consisting of
                                    three portfolios), E.I.I.
                                    Realty Securities Trust
                                    (investment company) and
                                    Frontier Oil Corporation.

Mr. White is a director or trustee None of 17 investment companies
(consisting of 37 portfolios) for
which UBS Global AM or one of its
affiliates serves as investment
advisor, sub-advisor or manager.

Officers

                                  Term of    Principal Occupation(s)
                                  Office+     During Past 5 Years
                                    and      Number of Portfolios in
                      Position(s) Length of  Fund Complex for which
   Name, Address      Held with    Time              person
      and Age           Fund      Served        serves as Officer
------------------------------------------------------------------------
W. Douglas Beck*; 36    Vice       Since    Mr. Beck is an executive
                      President    2003     director and head of
                                            mutual fund product
                                            management of UBS Global
                                            AM (since 2002). From
                                            March 1998 to November
                                            2002, he held various
                                            positions at Merrill
                                            Lynch, the most recent
                                            being first vice
                                            president and co-manager
                                            of the managed solutions
                                            group. Mr. Beck is vice
                                            president of 20
                                            investment companies
                                            (consisting of 78
                                            portfolios) for which UBS
                                            Global AM or one of its
                                            affiliates serves as
                                            investment advisor,
                                            sub-advisor or manager.

Thomas Disbrow*; 38     Vice       Since    Mr. Disbrow is a director
                      President    2000     and a senior manager of
                         and                the mutual fund finance
                      Assistant             department of UBS Global
                      Treasurer             AM. Prior to November
                                            1999, he was a vice
                                            president of Zweig/Glaser
                                            Advisers. Mr. Disbrow is
                                            a vice president and
                                            assistant treasurer of 17
                                            investment companies
                                            (consisting of 37
                                            portfolios) for which UBS
                                            Global AM or one of its
                                            affiliates serves as
                                            investment advisor,
                                            sub-advisor or manager.

Amy R. Doberman*; 41    Vice       Since    Ms. Doberman is a
                      President    2000     managing director and
                         and                general counsel of UBS
                      Secretary             Global AM. From December
                                            1997 through July 2000,
                                            she was general counsel
                                            of Aeltus Investment
                                            Management, Inc. Ms.
                                            Doberman is vice
                                            president and assistant
                                            secretary of five
                                            investment companies
                                            (consisting of 44
                                            portfolios) and vice
                                            president and secretary
                                            of 17 investment
                                            companies (consisting of
                                            37 portfolios) for which
                                            UBS Global AM or one of
                                            its affiliates serves as
                                            investment advisor,
                                            sub-advisor or manager.

                                  Term of    Principal Occupation(s)
                                  Office+      During Past 5 Years
                                    and      Number of Portfolios in
                      Position(s) Length of  Fund Complex for which
   Name, Address      Held with    Time              person
      and Age           Fund      Served        serves as Officer
------------------------------------------------------------------------
David M.                Vice       Since    Mr. Goldenberg is an
 Goldenberg*; 37      President    2002     executive director and
                         and                deputy general counsel of
                      Assistant             UBS Global AM. From 2000
                      Secretary             to 2002 he was director,
                                            legal affairs at Lazard
                                            Asset Management. Mr.
                                            Goldenberg served in
                                            various capacities,
                                            including most recently
                                            as global director of
                                            compliance for SSB Citi
                                            Asset Management Group
                                            from 1996 to 2000. Mr.
                                            Goldenberg is a vice
                                            president and secretary
                                            of five investment
                                            companies (consisting of
                                            44 portfolios) and a vice
                                            president and assistant
                                            secretary of 17
                                            investment companies
                                            (consisting of 37
                                            portfolios) for which UBS
                                            Global AM or one of its
                                            affiliates serves as
                                            investment advisor,
                                            sub-advisor or manager.

Kevin J. Mahoney*;      Vice       Since    Mr. Mahoney is a director
 38                   President    1999     and a senior manager of
                         and                the mutual fund finance
                      Assistant             department of UBS Global
                      Treasurer             AM. Prior to April 1999,
                                            he was the manager of the
                                            mutual fund internal
                                            control group of Salomon
                                            Smith Barney. Mr. Mahoney
                                            is a vice president and
                                            assistant treasurer of 17
                                            investment companies
                                            (consisting of 37
                                            portfolios) for which UBS
                                            Global AM or one of its
                                            affiliates serves as
                                            investment advisor,
                                            sub-advisor or manager.

Paul H. Schubert*;      Vice       Since    Mr. Schubert is an
 41                   President    1995     executive director and
                         and                head of the mutual fund
                      Treasurer             finance department of UBS
                                            Global AM. Mr. Schubert
                                            is treasurer and
                                            principal accounting
                                            officer of three
                                            investment companies
                                            (consisting of 41
                                            portfolios), a vice
                                            president and treasurer
                                            of 18 investment
                                            companies (consisting of
                                            38 portfolios), and
                                            treasurer and chief
                                            financial officer of one
                                            investment company
                                            (consisting of two
                                            portfolios) for which UBS
                                            Global AM or one of its
                                            affiliates serves as
                                            investment advisor,
                                            sub-advisor or manager.

Officers (concluded)

                                  Term of    Principal Occupation(s)
                                  Office+      During Past 5 Years
                                    and      Number of Portfolios in
                      Position(s) Length of  Fund Complex for which
   Name, Address      Held with    Time              person
      and Age           Fund      Served        serves as Officer
------------------------------------------------------------------------
Joseph A. Varnas*;    President    Since    Mr. Varnas is a managing
 36                                2003     director (since March
                                            2003), chief technology
                                            officer (since March
                                            2001) and head of
                                            product, technology and
                                            operations of UBS Global
                                            AM (since November 2002).
                                            From 2000 to 2001, he was
                                            manager of product
                                            development in Investment
                                            Consulting Services at
                                            UBS Financial Services
                                            Inc. Mr. Varnas was a
                                            senior analyst in the
                                            Global Securities
                                            Research and Economics
                                            Group at Merrill Lynch
                                            from 1995 to 1999. Mr.
                                            Varnas is president of 21
                                            investment companies
                                            (consisting of 79
                                            portfolios) for which UBS
                                            Global AM or one of its
                                            affiliates serves as
                                            investment advisor,
                                            sub-advisor or manager.

Keith A. Weller*; 42    Vice       Since    Mr. Weller is a director
                      President    1996     and senior associate
                         and                general counsel of UBS
                      Assistant             Global AM. Mr. Weller is
                      Secretary             a vice president and
                                            assistant secretary of 17
                                            investment companies
                                            (consisting of 37
                                            portfolios) for which UBS
                                            Global AM or one of its
                                            affiliates serves as
                                            investment advisor,
                                            sub-advisor or manager.




* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

+ Each Trustee holds office for an indefinite term. Each Trustee who has attained the age of seventy-two (72) years will be subject to retirement on the last day of the month in which he or she attains such age. Officers are appointed by the Trustees and serve at the pleasure of the Board.

++ Mrs. Alexander and Mr. Storms are 'interested persons' of the Fund as defined in the Investment Company Act by virtue of their current or former positions with UBS Global AM and/or any of its affiliates.

                     [This page intentionally left blank]

                     [This page intentionally left blank]

TRUSTEES

Brian M. Storms
Chairman

Margo N. Alexander
Richard Q. Armstrong
David J. Beaubien

Richard R. Burt
Meyer Feldberg
Carl W. Schafer
William D. White



PRINCIPAL OFFICERS

Joseph A. Varnas
President

Amy R. Doberman
Vice President and Secretary

Paul H. Schubert
Vice President and Treasurer

W. Douglas Beck
Vice President



INVESTMENT ADVISOR AND
ADMINISTRATOR

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114


This report is not to be used in connection with the offering of shares of the Portfolio unless accompanied or preceded by an effective prospectus.


(c) 2004 UBS Global Asset Management (US) Inc.
    All rights reserved.

[UBS Logo]

                                                      Presorted
                                                       Standard
                                                     U.S. Postage
                                                         PAID
                                                    Smithtown, NY
                                                      Permit 700

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a "Code of Conduct" to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that the following persons serving on the registrant's Audit and Contract Review Committee are "audit committee financial experts" as defined in item 3 of Form N-CSR : Richard Q. Armstrong and Carl W. Schafer. Each of Mr. Armstrong and Mr. Schafer is independent as defined in item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

         (a)  Audit Fees:
              For the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate audit fees billed by Ernst & Young LLP (E&Y) for professional services rendered to the registrant are shown in the table below:

                                             2003                 2002
                                             ----                 ----
              UBS Series Trust             $38,400              $32,900

              Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years (e.g., review of portions of 2002 Form N-SAR filing) and registration statement consents.

         (b)  Audit-Related Fees:
              In each of the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, are shown in the table below:

                                            2003*                2002*
                                            -----                -----
              UBS Series Trust              $3,618               $4,375

              * Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

              Fees included in the audit-related category are those associated with (1) the reading and providing of comments on the 2003 semiannual financial statements, (2) review of portions of the registrant's semiannual 2002 Form N-SAR filing, (3) review of the consolidated profitability of UBS Global Asset Management (US) Inc. to assist the trustees in their annual advisory/ administration contract and service/distribution plan reviews for 2003 and 2002 and (4) compliance review in 2002.

              There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

         (c)  Tax Fees:
              In each of the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate tax fees billed by E&Y for professional services rendered to the registrant is shown in the table below:

                                              2003*                2002*
                                              -----                -----
              UBS Series Trust               $10,300               $8,865

              * Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

              Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audits. This category comprises fees for review of tax compliance and tax return preparation.

              There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

         (d)  All Other Fees:
              In each of the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant is shown in the table below:

                                             2003                 2002
                                             ----                 ----
              UBS Series Trust                  $0                   $0

              Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the Funds.

              There were no "all other fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

         (e)  (1) Audit Committee Pre-Approval Policies and Procedures:
                   The registrant's Audit and Contract Review Committee ("audit committee") has adopted an "Audit and Contract Review Committee Charter (Amended and Restated as of May 8, 2003)" (the "charter"). The charter contains the audit committee's pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

                       The [audit] Committee shall:

                       ...

                       2. Pre-approve (a) all audit and permissible non-audit
                          services(2) to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to UBS Global [Asset Management (US) Inc. ("UBS Global")] and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS Global and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS Global or any Covered Service Providers by the Fund's independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to a sub-committee consisting of the Chairperson of the Committee and two other members of the Committee as the Chairperson, from time to time, may determine and appoint, and such sub-committee shall report to the Committee, at its next regularly scheduled meeting after the sub-committee's meeting, its decision(s). From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than UBS Global or the Fund's officers).
                          ---------------

                            (2) The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services;
                            (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

                            Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS Global and any service providers controlling, controlled by or under common control with UBS Global that provide ongoing services to the Fund ("Covered Service

                            Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) its investment adviser and (c) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

         (e) (2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

                 Audit-Related Fees:
                 There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended December 31, 2003 and December 31, 2002 on behalf of the registrant. This includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

                 There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended December 31, 2003 and December 31, 2002 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant. This includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

                 Tax Fees:
                 There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended December 31, 2003 and December 31, 2002 on behalf of the registrant. This includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

                 There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended December 31, 2003 and December 31, 2002 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant. This includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

                 All Other Fees:
                 There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended December 31, 2003 and December 31, 2002 on behalf of the registrant. This includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

                 There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended December 31, 2003 and December 31, 2002 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant. This includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

         (f) According to E&Y for the fiscal year ended December 31, 2003, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y is as follows:

                                                           2003
                                                           ----
              UBS Series Trust                               0%

         (g) For the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate fees billed by E&Y of $2,167,303 and $1,739,407 for non-audit services rendered on behalf of the registrant ("covered"), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser ("non-covered") that provides ongoing services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

                                              2003                 2002
                                              ----                 ----
              Covered Services                $13,918              $13,240
              Non-Covered Services          2,153,385            1,726,167

         (h) The registrant's audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
              (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.  [Reserved by SEC for future use. ]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.


Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.


Item 9.  Controls and Procedures.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

         (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 10.  Exhibits.

         (a) (1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a "Code of Conduct") is attached hereto as Exhibit EX-99.CODE ETH.

         (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

         (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Series Trust

By:      /s/ Joseph A. Varnas
         ---------------------
         Joseph A. Varnas
         President

Date:    March 10, 2004
         --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Joseph A. Varnas
         ---------------------
         Joseph A. Varnas
         President

Date:    March 10, 2004
         --------------

By:      /s/ Paul H. Schubert
         ---------------------
         Paul H. Schubert
         Treasurer

Date:    March 10, 2004
         --------------